Vessels in Operation	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Vessels in Operation

3. Vessels in Operation

	Vessel Cost, as adjusted for	Accumulated	Net Book
	Impairment charges	Depreciation	Value
As of January 1, 2024	$1,992,613	$(328,512)	$1,664,101

Additions	296,242	–	296,242
Depreciation	–	(75,703)	(75,703)
As of December 31, 2024	$2,288,855	$(404,215)	$1,884,640

Additions	101,149	–	101,149
Disposals	(47,276)	25,426	(21,850)
Depreciation	–	(45,836)	(45,836)
As of June 30, 2025	$2,342,728	$(424,625)	$1,918,103

As of June 30, 2025, and June 30, 2024, the Company had made additions for vessel expenditures, reefers, emissions management and ERP modules. As of June 30, 2025, and June 30, 2024, unpaid capitalized expenses were $12,979 and $4,179, respectively. As of December 31, 2024, unpaid capitalized expenses were $13,556.

3. Vessels in Operation (continued)

2025 Vessel acquisition

In January 2025, the Company took delivery of the fourth high-reefer ECO 9,019 TEU Vessel as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
Czech (*)	9,019	2015	$68,391	January 9, 2025

(*)	The charter of the fourth high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $15,987 that was recognized and will be amortized over the remaining useful life of the charter.

As of December 31, 2024, the Company had paid $6,850 advance for this vessel acquisition.

2024 Vessels acquisitions

In December 2024, the Company took delivery of the three high-reefer ECO 9,019 TEU Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
Sydney Express (*)	9,019	2016	$68,500	December 6, 2024
Istanbul Express (*)	9,019	2016	$68,500	December 11, 2024
Bremerhaven Express (*)	9,019	2015	$68,500	December 30, 2024

(*)	The charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and will be amortized over the remaining useful life of the charters.

2025 Sale of Vessels

In May 2025, Dimitris Y was contracted to be sold for $35,600 and is scheduled for delivery to the buyers in the fourth quarter of 2025 upon redelivery from the existing charter. On July 28, 2025, the vessel was released as collateral under the Company’s $350,000 5,69% Senior Secured Notes due 2027.

On March 24, 2025, the Company sold Keta, a 2,200 TEU vessel, for net proceeds of $11,944, and the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027. The net gain from the sale of vessel was $7,121.

On March 10, 2025, the Company sold Tasman, a 5,936 TEU vessel, for net proceeds of $30,846, and the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027. The net gain from the sale of vessel was $17,943.

On February 19, 2025, the Company sold Akiteta, a 2,200 TEU vessel, for net proceeds of $10,693, and the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027. The net gain from the sale of vessel was $3,279.

Impairment

The Company has evaluated the impact of current economic situation on the recoverability of all its vessel groups and has determined that there were no events or changes in circumstances which indicated that their carrying amounts may not be recoverable. Accordingly, there was no triggering event and no impairment test was performed during the six months ended June 30, 2025.

Through the latter part of 2024, the Company noted that events and circumstances triggered the existence of potential impairment for some of Company’s vessel groups. These indicators included the potential impact of the current container sector on management’s expectation for future revenues, as well as some volatility in the charter market and the vessels’ market values. As a result, the Company performed step one of the impairment assessment of each of the Company’s vessel groups by comparing the undiscounted projected net operating cash flows for each vessel group to their carrying value and step two of the impairment analysis was not required for any vessel group, as their undiscounted projected net operating cash flows exceeded their carrying value. Accordingly, no impairment recorded for the year ended December 31, 2024.

3. Vessels in Operation (continued)

Collateral

As of June 30, 2025, 17 vessels were mortgaged as collateral under the 5.69% Senior Secured Notes due 2027 and 36 vessels under the Company’s loan facilities. Sixteen vessels were unencumbered as of June 30, 2025.

Advances for vessels acquisitions and other additions

As of June 30, 2025, and December 31, 2024, the Company made $nil and a $6,850, respectively, advance for a vessel acquisition, which was delivered on January 9, 2025. As of June 30, 2025, and December 31, 2024, the Company had also made advances for other vessel additions totalling $6,785 and $11,784, respectively.